SHORT-TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2018
SHORT-TERM BANK LOANS
Schedule of short-term bank loans

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Short-term bank loans guaranteed by subsidiaries within the Group	580,000	740,000	107,628
Short-term bank loans pledged by deposits	636,384	1,042,900	151,684
	1,216,384	1,782,900	259,312